Schedule of Converitble Debt, Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Aug. 24, 2014
Convertible Debt, principal amount	$ 1,322,392
Less: conversion of principal	(268,696)
Less: discount related to fair value of the embedded conversion feature	(1,074,426)
Less: discount related to 8% original issue discount and financing cost	(91,975)
Add: amortization of discount	386,828
Carrying value at December 31, 2014	274,123	0
RM-DC Note [Member]
Convertible Debt, principal amount	1,217,392
MP Note [Member]
Convertible Debt, principal amount	105,000		105,000
Less: discount related to fair value of the embedded conversion feature	$ (100,000)